Derivative Liability (Tables)	12 Months Ended
Sep. 30, 2012
Derivative Liabilities Activity [Table Text Block]
	2012	2011

Balance, beginning of the period	$67,500	$-
Fair value of embedded conversion feature of convertible promissory notes	-	167,500
Change in fair value of derivative liability	(67,500)	(100,000)
Balance, end of the period	$-	$67,500

Schedule of Derivative Instruments [Table Text Block]
	2012	2011

Risk-free interest rate	0.05%	0.13%
Expected life of derivative liability	0.05 years	0.56 years
Annualized volatility	57.99%	93.45%
Dividend rate	0.00%	0.00%